UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09471

        Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.6% (2.4% of Total Investments)
$ 205	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$204,116
	5.350%, 4/01/08
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,032,940
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	317,614
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	575,374
	Center, Series 2006A, 5.000%, 12/01/31

2,165	Total Consumer Discretionary			2,130,044

	Consumer Staples – 2.4% (1.6% of Total Investments)
1,500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,406,670
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 13.7% (9.0% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	659,732
	Series 2004, 5.250%, 4/01/34
980	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	AAA	1,014,633
	Maryland – College Park, Series 2001, 5.000%, 7/01/19 – AMBAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	1,530,510
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	502,395
	Series 2004, 5.125%, 7/01/34
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	537,682
	College of Art, Series 2007, 5.000%, 6/01/36
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	483,560
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	639,366
	Center Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
215	5.375%, 2/01/19	2/09 at 101.00	BBB–	217,326
410	5.375%, 2/01/29	2/09 at 101.00	BBB–	406,888
500	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A,	4/13 at 100.00	AA	522,085
	5.000%, 4/01/19
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA	837,728
	5.000%, 10/01/22
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	757,323
	4.500%, 11/01/36

8,105	Total Education and Civic Organizations			8,109,228

	Health Care – 32.2% (21.1% of Total Investments)
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	1,275,975
	Maryland Medical System, Series 2006, 5.000%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,017,800
	Medical Center, Series 1998, 5.125%, 7/01/28 – FSA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/08 at 102.00	A2	988,450
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,034,800
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	699,428
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa1	679,491
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	479,930
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	634,017
	Medical Center, Series 2001, 5.000%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	AA–	1,267,413
	Hospital, Series 2001, 5.000%, 5/15/21
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	619,977
	Hospital, Series 2004, Inverse 1003, 6.490%, 7/01/33 (IF)
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,277,821
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,001,150
	Institute, Series 2003, 5.500%, 7/01/33
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	581,162
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	707,665
	Series 2004, 5.375%, 8/15/24
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,010,200
	Center, Series 2001, 5.625%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	674,100
	Medical Center, Series 2006, 5.000%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	964,980
	Cecil County, Series 2005, 5.000%, 7/01/35
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A	2,006,720
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/08 at 101.00	A3	571,243
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/08 at 100.00	B3	566,496
	5.300%, 7/01/24

19,250	Total Health Care			19,058,818

	Housing/Multifamily – 19.2% (12.6% of Total Investments)
750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek	10/08 at 102.00	AAA	758,040
	Apartments, Series 1998A, 5.250%, 10/20/33
2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/08 at 101.00	Aa2	2,017,780
	1/01/40 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,008,840
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
215	4.250%, 10/01/10	No Opt. Call	B2	206,729
50	5.000%, 10/01/15	10/13 at 100.00	B2	47,928
210	5.625%, 10/01/23	10/13 at 100.00	B2	203,513
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/11 at 101.00	A	1,849,266
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	483,897
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/08 at 101.00	Aaa	751,800
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,047,399
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,020,199
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

11,250	Total Housing/Multifamily			11,395,391

	Housing/Single Family – 6.4% (4.2% of Total Investments)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	292,575
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,166,688
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	784,397
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	469,095
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
500	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B,	9/10 at 100.00	Aa2	510,715
	5.450%, 9/01/32 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	576,480
	4.750%, 9/01/25 (Alternative Minimum Tax)

3,915	Total Housing/Single Family			3,799,950

	Industrials – 2.3% (1.5% of Total Investments)
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	390,259
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,000,920
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

1,410	Total Industrials			1,391,179

	Long-Term Care – 3.3% (2.2% of Total Investments)
650	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	609,622
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	292,404
	2006A, 5.400%, 1/01/31
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm	1/17 at 100.00	N/R	678,658
	Presbyterian Community, Series 2007A, 5.250%, 1/01/27
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	384,226
	Retirement Community, Series 2007, 4.750%, 7/01/34

2,110	Total Long-Term Care			1,964,910

	Tax Obligation/General – 22.7% (14.9% of Total Investments)
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
730	5.000%, 3/01/21	3/16 at 100.00	AAA	766,858
565	5.000%, 3/01/21	3/16 at 100.00	AAA	593,527
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue,	6/11 at 101.00	AAA	3,568,003
	5.000%, 6/01/27
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	322,785
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA	537,225
	5.000%,11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	642,156
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	535,165
1,360	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/21	2/09 at 101.00	AAA	1,373,926
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA+	1,058,600
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,468,841
	2006, 5.000%, 5/01/16
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 – FGIC Insured	3/11 at 101.00	AAA	765,996
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	1,054,150
	Series 2003A, 5.000%, 10/01/17
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	750,890
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16

12,855	Total Tax Obligation/General			13,438,122

	Tax Obligation/Limited – 16.4% (10.7% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A,	1/15 at 101.00	N/R	588,938
	5.350%, 7/01/34
535	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	539,622
	Project, Series 2002, 5.000%, 7/01/12
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	345,492
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,663,125
	5.500%, 2/01/16
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,496,999
	Headquarters Building, Series 2002, 5.375%, 6/01/19
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	391,242
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AAA	780,286
	2003A, 5.000%, 6/30/14 – MBIA Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	245,516
	2005, 5.200%, 7/01/34
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	411,071
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,086,580
	7/01/31 – AMBAC Insured
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	781,361
	5.500%, 7/01/19 – MBIA Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,388,827
	6.375%, 10/01/19

9,235	Total Tax Obligation/Limited			9,719,059

	Transportation – 1.1% (0.6% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	AAA	656,955
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured

	U.S. Guaranteed – 25.2% (16.5% of Total Investments) (4)
500	Anne Arundel County, Maryland, Various Purpose General Obligation Bonds, Series 2001, 5.000%,	2/11 at 101.00	AAA	526,050
	2/15/28 (Pre-refunded 2/15/11)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AAA	1,059,386
	FGIC Insured (ETM)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
465	5.700%, 9/01/20 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	491,198
500	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	528,765
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	549,355
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1 (4)	663,744
	College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)
775	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	878,122
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,500	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,606,155
	Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,416,333
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,783,963
1,300	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,342,406
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	General Obligation Construction Bonds, Series 2001:
935	5.000%, 6/01/23 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	978,412
985	5.000%, 6/01/24 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	1,030,734
1,035	5.000%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	1,083,055

14,135	Total U.S. Guaranteed			14,937,678

	Utilities – 1.7% (1.1% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,002,560
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer – 2.5% (1.6% of Total Investments)
500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AAA	516,000
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AAA	557,113
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	383,187
	2005A, 5.000%, 9/01/15

1,395	Total Water and Sewer			1,456,300

$ 88,975	Total Investments (cost $89,936,569) – 152.7%			90,466,864

	Other Assets Less Liabilities – 1.3%			789,886

	Preferred Shares, at Liquidation Value – (54.0)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$59,256,750

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$650,000	Pay	3-month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ (5,555)
Royal Bank
of Canada	900,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	19,027

								$ 13,472

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $89,944,877.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 1,702,636
Depreciation	(1,180,649)

Net unrealized appreciation (depreciation) of investments	$ 521,987

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.